INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Materials, supplies, and packaging	$ 12,805,219	$ 3,530,275
Work in process	56,857,874	10,454,491
Finished goods, net	23,125,175	8,934,839
Incremental costs to acquire cannabis inventory in a business combination, net	574,717
Total inventory, net	93,362,985	22,919,605
Inventory reserve	2,267,192
Amount of inventory included in cost of goods sold	156,063,649	62,205,497
Inventory write-downs	0	$ 0
Incremental costs to acquire inventory in a business combination	$ 43,863,688